Cash generated from operations - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,402	£ 1,706
Fair value and other movements	(24)	(11)
Foreign exchange movements	77	(1)
Financing cash flows	(264)	(255)
Transfer from non-current to current	0	0
New leases/ disposal of leases	30	(37)
Ending balance	1,221	1,402
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,245	1,458
Fair value and other movements	(14)	(20)
Foreign exchange movements	61	3
Financing cash flows	(76)	0
Transfer from non-current to current	(92)	(160)
New leases/ disposal of leases	31	(36)
Ending balance	1,155	1,245
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	157	248
Fair value and other movements	(10)	9
Foreign exchange movements	16	(4)
Financing cash flows	(188)	(255)
Transfer from non-current to current	92	160
New leases/ disposal of leases	(1)	(1)
Ending balance	£ 66	£ 157